INVENTORIES, NET	6 Months Ended
Jun. 30, 2016
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 3:	INVENTORIES, NET

	June 30,	December 31,
	2016	2015
	$	$

Raw materials, parts and supplies	3,713	928
Finished products	2,386	2,674

	6,099	3,602

As of June 30, 2016 and December 31, 2015, inventory is presented net of write offs for slow inventory in the amount of approximately $151 and $151, respectively.